Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

Note 4 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
Prepaid insurance premiums	$88,000	$120,000
Deferred debt issuance costs	-	40,000
Security deposit	21,000	21,000
Other	4,000	9,000
Prepaid expenses and other current assets	$113,000	$190,000